Regulatory Capital Requirements (Risk Adjusted Capital Amounts And Ratios Unbc And Union Bank) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Union Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk-weighted assets, Actual amount	$ 10,362		$ 10,004
Tier I capital to risk-weighted assets, Actual amount	9,192		8,588
Tier I capital to quarterly average assets, Actual amount	9,162	[1]	8,588	[1]
Total capital to risk-weighted assets, Amount for capital adequacy purposes	6,294		5,546
Tier I capital to risk-weighted assets, Amount for capital adequacy purposes	3,147		2,773
Tier I capital to quarterly average assets, Amount for capital adequacy purposes	3,498	[1]	3,352	[1]
Total capital to risk-weighted assets, Actual ratio	13.17%		14.43%
Tier I capital to risk-weighted assets, Actual ratio	11.68%		12.39%
Tier I capital to quarterly average assets, Actual ratio	10.51%	[1]	10.25%	[1]
Total capital to risk-weighted assets, Ratio for capital adequacy purposes	8.00%		8.00%
Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	4.00%		4.00%
Tier I capital to quarterly average assets, Ratio for capital adequacy purposes	4.00%	[1]	4.00%	[1]
Total capital to risk-weighted assets, Amount required to be "well capitalized"	7,867		6,933
Tier I capital to risk-weighted assets, Amount required to be "well capitalized"	4,720		4,160
Tier I capital to quarterly average assets, Amount required to be "well capitalized"	4,373	[1]	4,190	[1]
Total capital to risk-weighted assets, Ratio required to be "well capitalized"	10.00%		10.00%
Tier I capital to risk-weighted assets, Ratio required to be "well capitalized"	6.00%		6.00%
Tier I capital to quarterly average assets, Ratio required to be "well capitalized"	5.00%	[1]	5.00%	[1]
UNBC [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk-weighted assets, Actual amount	11,048		11,142
Tier I capital to risk-weighted assets, Actual amount	9,864		9,641
Tier I capital to quarterly average assets, Actual amount	9,864	[1]	9,641	[1]
Total capital to risk-weighted assets, Amount for capital adequacy purposes	6,346		5,579
Tier I capital to risk-weighted assets, Amount for capital adequacy purposes	3,173		2,790
Tier I capital to quarterly average assets, Amount for capital adequacy purposes	$ 3,531	[1]	$ 3,372	[1]
Total capital to risk-weighted assets, Actual ratio	13.93%		15.98%
Tier I capital to risk-weighted assets, Actual ratio	12.44%		13.82%
Tier I capital to quarterly average assets, Actual ratio	11.18%	[1]	11.44%	[1]
Total capital to risk-weighted assets, Ratio for capital adequacy purposes	8.00%		8.00%
Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	4.00%		4.00%
Tier I capital to quarterly average assets, Ratio for capital adequacy purposes	4.00%	[1]	4.00%	[1]

[1]	Excludes certain intangible assets.